Reconciliations Between the Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	41.00%	41.00%	41.00%
Difference in statutory tax rates of foreign subsidiaries	(5.00%)	(7.70%)	(7.90%)
Change in valuation allowance	(8.10%)	(1.70%)	10.50%
Tax credit for research and development expenses	(2.10%)	(4.40%)	(1.90%)
Tax refunds related to transfer pricing adjustments	0.00%	(0.10%)	(0.60%)
Uncertainty in income taxes	(2.10%)	(1.60%)	(0.20%)
Tax rate change			0.00%	[1]
Other	0.80%	(0.20%)	(0.20%)
Effective income tax rate	24.50%	25.30%	40.70%

[1]	On April 1, 2009, income tax rates for companies was changed to 17.0% in Singapore, which had no material impact on the effective income tax rate in fiscal 2009.